UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2021 – 06/30/2022

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22774
Reporting Period: 07/01/2021 - 06/30/2022
BlackRock Multi-Sector Income Trust

===================== BlackRock Multi-Sector Income Trust ======================

CARRIER GLOBAL CORPORATION

Ticker:       CARR           Security ID:  14448C104
Meeting Date: APR 14, 2022   Meeting Type: Annual
Record Date:  FEB 22, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jean-Pierre Garnier      For       Against      Management
1b    Elect Director David L. Gitlin          For       For          Management
1c    Elect Director John J. Greisch          For       For          Management
1d    Elect Director Charles M. Holley, Jr.   For       For          Management
1e    Elect Director Michael M. McNamara      For       For          Management
1f    Elect Director Michael A. Todman        For       For          Management
1g    Elect Director Virginia M. Wilson       For       For          Management
1h    Elect Director Beth A. Wozniak          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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LIBERTY GLOBAL PLC

Ticker:       LBTYA          Security ID:  G5480U104
Meeting Date: JUN 15, 2022   Meeting Type: Annual
Record Date:  APR 28, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew J. Cole           For       Against      Management
2     Elect Director Marisa D. Drew           For       For          Management
3     Elect Director Richard R. Green         For       Against      Management
4     Elect Director Daniel E. Sanchez        For       For          Management
5     Approve Remuneration Report             For       Against      Management
6     Ratify KPMG LLP (U.S.) as Auditors      For       For          Management
7     Ratify KPMG LLP (U.K.) as Auditors      For       For          Management
8     Authorise Board to Fix Remuneration of  For       For          Management
      Auditors
9     Authorise Issue of Equity without       For       For          Management
      Pre-emptive Rights
10    Authorise UK Political Donations and    For       For          Management
      Expenditure
11    Authorise Market Purchase of Ordinary   For       For          Management
      Shares

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OTIS WORLDWIDE CORPORATION

Ticker:       OTIS           Security ID:  68902V107
Meeting Date: MAY 19, 2022   Meeting Type: Annual
Record Date:  MAR 21, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jeffrey H. Black         For       For          Management
1b    Elect Director Kathy Hopinkah Hannan    For       For          Management
1c    Elect Director Shailesh G. Jejurikar    For       For          Management
1d    Elect Director Christopher J. Kearney   For       For          Management
1e    Elect Director Judith F. Marks          For       For          Management
1f    Elect Director Harold W. McGraw, III    For       For          Management
1g    Elect Director Margaret M. V. Preston   For       For          Management
1h    Elect Director Shelley Stewart, Jr.     For       For          Management
1i    Elect Director John H. Walker           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Amend Governing Documents Regarding     Against   Against      Shareholder
      Requirements to Call for a Special
      Meeting

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PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664207
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Abstain      Management

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PIONEER ENERGY SERVICES CORP.

Ticker:       PESXQ          Security ID:  723664AC2
Meeting Date: SEP 28, 2021   Meeting Type: Special
Record Date:  AUG 25, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       Abstain      Management

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RAYTHEON TECHNOLOGIES CORPORATION

Ticker:       RTX            Security ID:  75513E101
Meeting Date: APR 25, 2022   Meeting Type: Annual
Record Date:  MAR 01, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Tracy A. Atkinson        For       For          Management
1b    Elect Director Bernard A. Harris, Jr.   For       For          Management
1c    Elect Director Gregory J. Hayes         For       For          Management
1d    Elect Director George R. Oliver         For       For          Management
1e    Elect Director Robert K. (Kelly)        For       For          Management
      Ortberg
1f    Elect Director Margaret L. O'Sullivan   For       For          Management
1g    Elect Director Dinesh C. Paliwal        For       For          Management
1h    Elect Director Ellen M. Pawlikowski     For       For          Management
1i    Elect Director Denise L. Ramos          For       For          Management
1j    Elect Director Fredric G. Reynolds      For       For          Management
1k    Elect Director Brian C. Rogers          For       For          Management
1l    Elect Director James A. Winnefeld, Jr.  For       For          Management
1m    Elect Director Robert O. Work           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Reduce Supermajority Vote Requirement   For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Income Trust

Date:	August 25, 2022